Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

	December 31,	December 31,
	2021	2020
Government Relationships	1,804	—
Customer Relationships	855	—
Licenses	639	438
Other Intangible assets	63	44
Total Intangible assets, Gross	$3,361	$482
Less: accumulated amortization	(1,286)	(315)
Total Intangible assets, net	$2,075	$167

summarizes the amortization expenses

	Year Ended December 31,
	2021	2020
Cost of revenues	$880	$298
Sales & marketing	215	—
General & administrative	6	3
Total Amortization expenses	$1,101	$301